General Information, details (Details)	Jun. 30, 2018 teu
Rongerik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Dud Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,042
Oruk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Meck Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Langor Shipping Company Inc (Notes 4 and 10) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Kapa Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Utirik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Mago Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Delap Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Jabor Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Likiep Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Orangina Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Eluk Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541